Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenues	$ 491,125	$ 522,701
Cost of revenues	341,815	370,927
Gross margin	149,310	151,774
Operating expenses
Selling, general and administrative expenses	121,558	126,522
Business acquisition, integration and reorganization costs	3,384	18,079
Depreciation	5,913	6,536
Amortization of intangibles	23,095	27,497
Foreign exchange loss	102	159
Operating expense	154,052	178,793
Operating loss	(4,742)	(27,019)
Net financial expenses	11,857	9,335
Profit (loss) before tax	(16,599)	(36,354)
Income tax expense (recovery)
Current tax relating to items credited (charged) directly to equity	317	569
Deferred tax relating to items credited (charged) directly to equity	(256)	(6,826)
Total tax expense (income)	61	(6,257)
Net loss	(16,660)	(30,097)
Cumulative translation adjustment on consolidation of foreign subsidiaries	(4)	5,557
Other comprehensive income	(4)	5,557
Total comprehensive loss	$ (16,664)	$ (24,540)
Basic earnings (loss) per share (in CAD per share)	$ (0.17)	$ (0.32)
Diluted earnings (loss) per share (in CAD per share)	$ (0.17)	$ (0.32)